Property and Equipment	6 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
4.	PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	September 30, 2020	March 31, 2020
Computer and equipment	190,167	198,309
Automobiles	130,941	150,411
	321,108	348,720
less: Accumulated depreciation	(220,817)	(214,114)
Total, net	$100,291	$134,606

For the six months ended September 30, 2020 and 2019, depreciation expense was $36,320 and $70,708, respectively.